Details of Significant Accounts - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Interest expense on lease liabilities	$ 15	$ 8	$ 9